Intangible assets - Assumptions Used in Determining Recoverable Amount of CGUs (Details)	Jun. 30, 2020	Dec. 31, 2019
Discount rate
Disclosure of information for cash-generating units [line items]
Adjustment to discount rate	0.50%
Discount rate | Santander UK | Discounted cash flow
Disclosure of information for cash-generating units [line items]
Significant unobservable input, assets	0.094	0.085
Discount rate | Santander Bank Polska | Discounted cash flow
Disclosure of information for cash-generating units [line items]
Significant unobservable input, assets	0.102	0.092
Discount rate | Santander Consumer USA | Discounted cash flow
Disclosure of information for cash-generating units [line items]
Significant unobservable input, assets	0.106	0.095
Discount rate | Santander Bank, National Association | Discounted cash flow
Disclosure of information for cash-generating units [line items]
Significant unobservable input, assets	0.107	0.096
Discount rate | Santander Consumer Nordics | Discounted cash flow
Disclosure of information for cash-generating units [line items]
Significant unobservable input, assets	0.099	0.086
Nominal perpetual growth rate
Disclosure of information for cash-generating units [line items]
Adjustment to perpetual growth rate	0.50%
Nominal perpetual growth rate | Santander UK | Discounted cash flow
Disclosure of information for cash-generating units [line items]
Significant unobservable input, assets	0.023	0.025
Nominal perpetual growth rate | Santander Bank Polska | Discounted cash flow
Disclosure of information for cash-generating units [line items]
Significant unobservable input, assets	0.035	0.035
Nominal perpetual growth rate | Santander Consumer USA | Discounted cash flow
Disclosure of information for cash-generating units [line items]
Significant unobservable input, assets	0.015	0.015
Nominal perpetual growth rate | Santander Bank, National Association | Discounted cash flow
Disclosure of information for cash-generating units [line items]
Significant unobservable input, assets	0.025	0.036
Nominal perpetual growth rate | Santander Consumer Nordics | Discounted cash flow
Disclosure of information for cash-generating units [line items]
Significant unobservable input, assets	0.020	0.025